Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Details 1) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Equity [Abstract]
Number of options, Outstanding, beginning | shares
Number of options, Granted during the year | shares	25,000
Number of options, Outstanding, ending | shares	25,000
Number of options Exercisable | shares
Weighted average exercise price, Outstanding, beginning | $ / shares
Weighted average exercise price, Granted during the year | $ / shares	0.001
Weighted average exercise price, Outstanding, ending | $ / shares	0.001
Weighted average exercise price, Exercisable | $ / shares
Weighted average remaining contractual term (in years), Outstanding, ending	9 years 18 days
Weighted average remaining contractual term (in years), Exercisable	0 years
Aggregate intrinsic-value, Outstanding, ending | $	$ 39,725
Aggregate intrinsic-value, Exercisable | $